SCHEDULE OF OPERATING SEGMENTS (Details) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	$ 5,886,233	$ 5,940,409
Property and equipment	293,179	297,043
Intangible assets	544,424	593,901
Investments	257,817	291,066
Right of use assets	437,266	468,106
TOTAL ASSETS	37,594,478	$ 42,113,240
CA Country [member]
IfrsStatementLineItems [Line Items]
Goodwill	2,166,564
Property and equipment	293,179
Intangible assets	208,139
Investments	257,817
Notes receivable	786,055
Right of use assets	437,266
TOTAL ASSETS	4,149,020
US Country [member]
IfrsStatementLineItems [Line Items]
Goodwill	3,719,669
Property and equipment
Intangible assets	336,285
Investments
Notes receivable	1,143,432
Right of use assets
TOTAL ASSETS	$ 5,199,386